Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 466,377	$ 39,858
Total current assets	466,377	39,858
Advance on investments	810,000	0
Property and equipment	1,773	0
Total assets	1,278,150	39,858
Current liabilities
Accounts payable and accrued liabilities (Note 5)	84,677	47,807
Due to related parties	207,853	357,074
Notes payable, current	47,500	110,500
Total current liabilities	340,030	515,381
Notes payable, long term (Note 5)	150,000	0
Notes payable - related party, long term (Note 5)	200,000	0
Total liabilities	690,030	515,381
Stockholders' Equity (Deficit)
Common Stock, Value, Issued	25,026,940	22,117,962
Common stock issuable	27,500	0
Additional paid-in capital	4,795,431	4,965,842
Accumulated deficit	(29,261,751)	(27,559,327)
Total stockholders' equity (deficit)	588,120	(475,523)
Total liabilities and stockholders' equity (deficit)	$ 1,278,150	$ 39,858